Issuance of Stock Options / Stock - Based Compensation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended				3 Months Ended	12 Months Ended
	Dec. 03, 2013	Oct. 23, 2013	Sep. 02, 2013	Aug. 01, 2013	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of employee and non-employee stock options outstanding
Stock Options Outstanding, Ending Balance						9,000,000
Weighted average grant date fair value of options granted
Stock Options [Member]
Summary of employee and non-employee stock options outstanding
Stock Options Outstanding, Beginning Balance					9,150,000	150,000
Stock options, granted	4,025,000	150,000	200,000	2,075,000		9,350,000	150,000
Stock Options, Exercised
Stock Options, Forfeited, expired or cancelled					(297,500)	(350,000)
Stock Options Outstanding, Ending Balance					8,852,500	9,150,000	150,000
Weighted Average Exercise Price Outstanding, Beginning Balance					$ 0.31	$ 0.75
Weighted Average Exercise Price, Granted						$ 0.30	$ 0.75
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited, expired or cancelled					$ 0.40	$ 0.47
Weighted-Average Exercise Price, Outstanding, Ending Balance					$ 0.30	$ 0.31	$ 0.75
Weighted Average Grant Date Fair Value, Outstanding Beginning Balance					$ 0.13	$ 0.05
Weighted average grant date fair value of options granted			$ 0.70	$ 0.50		$ 0.13	$ 0.05
Weighted Average Grant Date Fair Value, Exercised
Weighted Average Grant Date Fair Value, Forfeited, expired or cancelled					$ 0.17
Weighted Average Grant Date Fair Value, Outstanding Ending Balance					$ 0.13	$ 0.13	$ 0.05
Weighted Average Contractual Life, Outstanding Beginning					4 years 8 months 12 days
Weighted Average Contractual Life, Outstanding Ending					4 years 6 months	4 years 8 months 12 days	0 years
Aggregate intrinsic value, Beginning Balance					$ 10,013
Aggregate intrinsic value, Ending Balance					6,175	10,013
Stock Options, Exercisable					212,500
Exercisable, Vested					368,750	212,500
Forfeited, expired or canceled
Stock Options, Exercisable					581,250	212,500
Weighted Average Exercise Price, Beginning					$ 0.24
Weighted Average Exercise Price, Vested					$ 0.25	$ 0.24
Weighted Average Excercise Price Forfeited, expired or canceled
Weighted Average Exercise Price, Ending					$ 0.25	$ 0.24
Weighted Average Grant Date Fair Value, Vested					$ 0.10	$ 0.10
Weighted Average Grant Date Fair Value Forfeited, expired or canceled
Weighted Average Exercise Price, Exercisable						$ 0.24
Weighted Average Grant Date Fair Value, Exercisable, Ending					$ 0.10
Weighted Average Remaining Contractual Term,Opening					4 years 6 months
Weighted Average Remaining Contractual Term,Exercisable					4 years 4 months 24 days	4 years 6 months
Exercisable, Intrinsic Value, Beginning Balance					245
Exercisable, Intrinsic Value, Ending Balance					$ 437	$ 245